Future Policy Benefits and Claims - Benefits and Protection (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Present value of expected future policy benefit payments
Future policy benefits			$ 31,931.0	$ 31,920.9	$ 29,022.1		$ 36,928.3
Benefits and Protection
Present value of expected future policy benefit payments
Future policy benefits			2,915.5	2,984.3	2,607.8		3,661.2
Benefits and Protection | Life Insurance | Term life
Present value of expected net premiums
Balance at beginning of period, Present value of expected net premiums			3,793.7	3,423.2	4,193.7
Effect of changes in discount rate assumptions at beginning of period			100.1	196.0	(690.1)	$ 861.1
Balance at beginning of period at original discount rate			3,893.8	3,619.2	3,503.6	2,937.9
Effect of changes in cash flow assumptions				143.5
Effect of actual variances from expected experience			44.5	103.3	128.6		211.4
Adjusted beginning of period balance at original discount rate			3,938.3	3,866.0	3,632.2		3,149.3
Interest accrual			90.0	171.9	162.9	151.1
Net premiums collected			(190.2)	(359.8)	(346.6)	(315.0)
Issuances			121.9	215.7	170.7	518.2
Balance at end of period at original discount rate			3,960.0	3,893.8	3,619.2	3,503.6
Effect of changes in discount rate assumptions at end of period			(246.9)	(100.1)	(196.0)	690.1
Balance at end of period, Present value of expected net premiums			3,713.1	3,793.7	3,423.2	4,193.7
Present value of expected future policy benefit payments
Balance at beginning of period, Present value of expected future policy benefit payments			4,879.6	4,332.2	5,311.3	4,959.3
Effect of changes in discount rate assumptions at beginning of period			124.5	251.6	(913.9)	(1,179.9)
Balance at beginning of period at original discount rate			5,004.1	4,583.8	4,397.4	3,779.4
Effect of changes in cash flow assumptions				181.8
Effect of actual variances from expected experience			50.2	116.8	139.0		216.0
Adjusted beginning of period balance at original discount rate			5,054.3	4,882.4	4,536.4		3,995.4
Interest accrual			116.8	220.1	206.8	194.3
Benefit payments			(169.6)	(330.4)	(340.6)	(335.7)
Issuances			130.9	232.0	181.2	543.4
Balance at end of period at original discount rate			5,132.4	5,004.1	4,583.8	4,397.4
Effect of changes in discount rate assumptions at end of period			(315.9)	(124.5)	(251.6)	913.9
Balance at end of period, Present value of expected future policy benefit payments			4,816.5	4,879.6	4,332.2	5,311.3
Future policy benefits			1,103.4	1,085.9	909.0	1,117.6	1,160.3
Reinsurance Impact			(244.3)	(214.3)	25.6	(0.1)
Future policy benefits after reinsurance			859.1	871.6	934.6	1,117.5
Increase (decrease) to LFPB due to effect of changes in discount rate assumptions			$ (44.6)	$ 31.2	$ (279.4)
Increase (decrease) in LFPB from actuarial assumptions	$ 38.3
Pre-tax operating earnings, net of reinsurance, increase (decrease) from actuarial assumptions	(25.4)
Weighted-average duration for future policy benefits (in years)			8 years 10 months 24 days	9 years 4 months 24 days	9 years 7 months 6 days
Benefits and Protection | Specialty Benefits | Individual disability
Present value of expected net premiums
Balance at beginning of period, Present value of expected net premiums			$ 2,552.3	$ 2,341.8	$ 3,149.9
Effect of changes in discount rate assumptions at beginning of period			313.7	395.2	(198.9)	340.7
Balance at beginning of period at original discount rate			2,866.0	2,737.0	2,951.0	2,807.6
Effect of changes in cash flow assumptions				(37.6)	(413.1)
Effect of actual variances from expected experience			81.7	244.3	235.9		122.0
Adjusted beginning of period balance at original discount rate			2,947.7	2,943.7	2,773.8		2,929.6
Interest accrual			49.6	95.6	95.2	95.4
Net premiums collected			(139.4)	(273.4)	(276.5)	(280.4)
Issuances			39.5	100.1	144.5	206.4
Balance at end of period at original discount rate			2,897.4	2,866.0	2,737.0	2,951.0
Effect of changes in discount rate assumptions at end of period			(399.9)	(313.7)	(395.2)	198.9
Balance at end of period, Present value of expected net premiums			2,497.5	2,552.3	2,341.8	3,149.9
Present value of expected future policy benefit payments
Balance at beginning of period, Present value of expected future policy benefit payments			4,450.7	4,040.6	5,648.3	5,649.2
Effect of changes in discount rate assumptions at beginning of period			903.5	1,021.4	(501.0)	(834.1)
Balance at beginning of period at original discount rate			5,354.2	5,062.0	5,147.3	4,815.1
Effect of changes in cash flow assumptions				(51.5)	(476.3)
Effect of actual variances from expected experience			88.6	260.8	240.0		118.8
Adjusted beginning of period balance at original discount rate			5,442.8	5,271.3	4,911.0		4,933.9
Interest accrual			98.6	190.1	185.4	181.0
Benefit payments			(106.3)	(210.0)	(183.7)	(179.7)
Issuances			40.4	102.8	149.3	212.1
Balance at end of period at original discount rate			5,475.5	5,354.2	5,062.0	5,147.3
Effect of changes in discount rate assumptions at end of period			(1,165.9)	(903.5)	(1,021.4)	501.0
Balance at end of period, Present value of expected future policy benefit payments			4,309.6	4,450.7	4,040.6	5,648.3
Future policy benefits			1,812.1	1,898.4	1,698.8	2,498.4	$ 2,500.9
Reinsurance Impact			(403.9)	(421.6)	(386.8)	(549.9)
Future policy benefits after reinsurance			1,408.2	1,476.8	1,312.0	$ 1,948.5
Increase (decrease) to LFPB due to effect of changes in discount rate assumptions			$ (176.2)	$ 36.4	$ (928.3)
Increase (decrease) in LFPB from actuarial assumptions	(13.9)	$ (63.2)
Pre-tax operating earnings, net of reinsurance, increase (decrease) from actuarial assumptions	$ 10.2	$ 52.4
Weighted-average duration for future policy benefits (in years)			17 years 9 months 18 days	18 years 4 months 24 days	18 years 6 months